Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease, Average monthly fee payments		$ 42	$ 42
Lease Expiration Date	Jun. 30, 2024	Jun. 30, 2024
Lease, Option to Extend	60	60 months